Equity (Details) - Schedule of warrants - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2022	Dec. 31, 2021
Schedule Of Warrants Abstract
Number of Warrants, Outstanding beginning balance		5,926,763
Weighted Average Exercise Price, Outstanding beginning balance (in Dollars per share)
Number of Restricted Stock Shares, Outstanding beginning balance		1,000,000
Weighted Average Exercise Price, Granted (in Dollars per share)			$ 0.4
Number of Restricted Stock Shares, Granted			1,650,000
Number of Restricted Stock Shares, Vested		1,000,000	650,000
Weighted Average Exercise Price, Unvested (in Dollars per share)			$ 0.4
Number of Restricted Stock Shares, Unvested			1,000,000
Number of Warrants, Granted			5,926,763
Weighted Average Exercise Price, Granted (in Dollars per share)	[1]
Number of Warrants, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share)
Number of Warrants, Outstanding ending balance		5,507,832	5,926,763
Weighted Average Exercise Price, Outstanding ending balance (in Dollars per share)

[1]	The exercise price will be determined by a 5-day VWAP price calculation on the exercise date.